Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2015	$(776,268)	$33,701	$(742,567)
Net income (loss)	(3,923,387)	3,934	(3,919,453)
Dividends paid to noncontrolling interests	—	(8,423)	(8,423)
Share-based compensation	25,921	—	25,921
Declaration of preferred stock dividend	(9,919)	—	(9,919)
Postretirement/pension liability adjustment	34,449	—	34,449
Other comprehensive income	(361)	—	(361)

Balance at December 31, 2015	$(4,649,565)	$29,212	$(4,620,353)

	Intelsat S.A. Shareholders’	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2016	$(4,649,565)	$29,212	$(4,620,353)
Net income	990,197	3,915	994,112
Dividends paid to noncontrolling interests	—	(8,980)	(8,980)
Share-based compensation	23,089	—	23,089
Postretirement/pension liability adjustment	2,041	—	2,041
Other comprehensive income	93	—	93

Balance at December 31, 2016	$(3,634,145)	$24,147	$(3,609,998)